Condensed Consolidating Financial Statements (Condensed consolidating statements of cash flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	$ 2,407	$ (40,033)	$ 64,742
Cash flows from investing activities
Capital expenditures for property and equipment	(24,043)	(26,709)	(16,828)
Acquisition of businesses, net of cash acquired	(60,622)	(162,189)	(4,072)
Investment in unconsolidated subsidiary	0	(1,041)	0
Proceeds from sale of business, property and equipment	9,258	1,971	9,763
Long-term loans and advances to affiliates	0	0	0
Net cash used in investing activities	(75,407)	(187,968)	(11,137)
Cash flows from financing activities
Borrowings of debt	221,980	107,431
Repayments of debt	(211,783)
Repurchases of stock	(2,777)	(4,742)	(623)
Proceeds from stock issuance	249	1,491	87,676
Payment of capital lease obligations	(1,147)	(1,187)	(92)
Deferred financing costs	0	(2,430)	(766)
Long-term loans and advances to affiliates	0	0	0
Dividend paid to affiliates	0	0	0
Net cash provided by financing activities	6,522	100,563	86,195
Effect of exchange rate changes on cash	(1,497)	8,232	(14,627)
Net increase (decrease) in cash, cash equivalents and restricted cash	(67,975)	(119,206)	125,173
Cash and cash equivalents and restricted cash
Cash, cash equivalents and restricted cash at beginning of period	115,216	234,422	109,249
Cash, cash equivalents and restricted cash at end of period	47,241	115,216	234,422
Reportable Legal Entities | FET Inc. (Parent)
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	10,461	(15,718)	(16,882)
Cash flows from investing activities
Capital expenditures for property and equipment	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0
Investment in unconsolidated subsidiary	0	0
Proceeds from sale of business, property and equipment	0	0	0
Long-term loans and advances to affiliates	(18,130)	(86,097)	(69,340)
Net cash used in investing activities	(18,130)	(86,097)	(69,340)
Cash flows from financing activities
Borrowings of debt	221,980	107,431
Repayments of debt	(211,783)
Repurchases of stock	(2,777)	(4,742)	(623)
Proceeds from stock issuance	249	1,491	87,676
Payment of capital lease obligations	0	0	0
Deferred financing costs		(2,430)	(766)
Long-term loans and advances to affiliates	0	0	0
Dividend paid to affiliates	0	0	0
Net cash provided by financing activities	7,669	101,750	86,287
Effect of exchange rate changes on cash	0	0	0
Net increase (decrease) in cash, cash equivalents and restricted cash	0	(65)	65
Cash and cash equivalents and restricted cash
Cash, cash equivalents and restricted cash at beginning of period	0	65	0
Cash, cash equivalents and restricted cash at end of period	0	0	65
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	(76)	483	31,055
Cash flows from investing activities
Capital expenditures for property and equipment	(20,288)	(20,499)	(12,033)
Acquisition of businesses, net of cash acquired	(60,622)	(157,297)	(4,072)
Investment in unconsolidated subsidiary	0	(1,041)
Proceeds from sale of business, property and equipment	5,192	2,038	9,442
Long-term loans and advances to affiliates	9,690	22,072	12,912
Net cash used in investing activities	(66,028)	(154,727)	6,249
Cash flows from financing activities
Borrowings of debt	0	0
Repayments of debt	0
Repurchases of stock	0	0	0
Proceeds from stock issuance	0	0	0
Payment of capital lease obligations	(1,030)	(1,147)	(253)
Deferred financing costs		0	0
Long-term loans and advances to affiliates	18,130	86,097	69,340
Dividend paid to affiliates	0	0	0
Net cash provided by financing activities	17,100	84,950	69,087
Effect of exchange rate changes on cash	0	0	0
Net increase (decrease) in cash, cash equivalents and restricted cash	(49,004)	(69,294)	106,391
Cash and cash equivalents and restricted cash
Cash, cash equivalents and restricted cash at beginning of period	73,981	143,275	36,884
Cash, cash equivalents and restricted cash at end of period	24,977	73,981	143,275
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	15,972	3,702	73,772
Cash flows from investing activities
Capital expenditures for property and equipment	(3,755)	(6,210)	(4,795)
Acquisition of businesses, net of cash acquired	0	(4,892)	0
Investment in unconsolidated subsidiary	0	0
Proceeds from sale of business, property and equipment	4,066	(67)	321
Long-term loans and advances to affiliates	0	0	0
Net cash used in investing activities	311	(11,169)	(4,474)
Cash flows from financing activities
Borrowings of debt	0	0
Repayments of debt	0
Repurchases of stock	0	0	0
Proceeds from stock issuance	0	0	0
Payment of capital lease obligations	(117)	(40)	161
Deferred financing costs		0	0
Long-term loans and advances to affiliates	(9,690)	(22,072)	(12,912)
Dividend paid to affiliates	(23,950)	(28,500)	(23,203)
Net cash provided by financing activities	(33,757)	(50,612)	(35,954)
Effect of exchange rate changes on cash	(1,497)	8,232	(14,627)
Net increase (decrease) in cash, cash equivalents and restricted cash	(18,971)	(49,847)	18,717
Cash and cash equivalents and restricted cash
Cash, cash equivalents and restricted cash at beginning of period	41,235	91,082	72,365
Cash, cash equivalents and restricted cash at end of period	22,264	41,235	91,082
Eliminations
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	(23,950)	(28,500)	(23,203)
Cash flows from investing activities
Capital expenditures for property and equipment	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0
Investment in unconsolidated subsidiary	0	0
Proceeds from sale of business, property and equipment	0	0	0
Long-term loans and advances to affiliates	8,440	64,025	56,428
Net cash used in investing activities	8,440	64,025	56,428
Cash flows from financing activities
Borrowings of debt	0	0
Repayments of debt	0
Repurchases of stock	0	0	0
Proceeds from stock issuance	0	0	0
Payment of capital lease obligations	0	0	0
Deferred financing costs		0	0
Long-term loans and advances to affiliates	(8,440)	(64,025)	(56,428)
Dividend paid to affiliates	23,950	28,500	23,203
Net cash provided by financing activities	15,510	(35,525)	(33,225)
Effect of exchange rate changes on cash	0	0	0
Net increase (decrease) in cash, cash equivalents and restricted cash	0	0	0
Cash and cash equivalents and restricted cash
Cash, cash equivalents and restricted cash at beginning of period	0	0	0
Cash, cash equivalents and restricted cash at end of period	$ 0	$ 0	$ 0